Derivative Instruments and Hedging Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities

8.  Derivative Instruments and Hedging Activities

In the normal course of business, DPL enters into various financial instruments, including derivative financial instruments.  We use derivatives principally to manage the risk of changes in market prices for commodities.  The derivatives that we use to economically hedge these risks are governed by our risk management policies for forward and futures contracts.  Our net positions are continually assessed within our structured hedging programs to determine whether new or offsetting transactions are required.  The objective of the hedging program is to mitigate financial risks while ensuring that we have adequate resources to meet our requirements.  We monitor and value derivative positions monthly as part of our risk management processes.  We use published sources for pricing, when possible, to mark positions to market.  All of our derivative instruments are used for risk management purposes and are designated as normal purchase/normal sale, cash flow hedges or marked to market each reporting period.

At March 31, 2015, DPL had the following outstanding derivative instruments:

Commodity	Accounting Treatment	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
FTRs	Mark to Market	MWh	4.2	-	4.2
Heating oil futures	Mark to Market	Gallons	252.0	-	252.0
Forward power contracts	Cash Flow Hedge	MWh	843.5	(3,708.3)	(2,864.8)
Forward power contracts	Mark to Market	MWh	1,565.1	(4,826.9)	(3,261.8)

At December 31, 2014, DPL had the following outstanding derivative instruments:

Commodity	Accounting Treatment	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
FTRs	Mark to Market	MWh	10.5	-	10.5
Heating oil futures	Mark to Market	Gallons	378.0	-	378.0
Natural gas futures	Mark to Market	Dths	200.0	-	200.0
Forward power contracts	Cash Flow Hedge	MWh	175.0	(2,991.0)	(2,816.0)
Forward power contracts	Mark to Market	MWh	1,725.2	(2,707.8)	(982.6)

Cash Flow Hedges

As part of our risk management processes, we identify the relationships between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge  transactions.  The fair value of cash flow hedges is determined by observable market prices available as of the balance sheet dates and will continue to fluctuate with changes in market prices up to contract expiration.  The effective portion of the hedging transaction is recognized in AOCI and transferred to earnings using specific identification of each contract when the forecasted hedged transaction takes place or when the forecasted hedged transaction is probable of not occurring.  The ineffective portion of the cash flow hedge is recognized in earnings in the current period.  All risk components were taken into account to determine the hedge effectiveness of the cash flow hedges.

We enter into forward power contracts to manage commodity price risk exposure related to our generation of electricity.  We do not hedge all commodity price risk. We reclassify gains and losses on forward power contracts from AOCI into earnings in those periods in which the contracts settle.

We also entered into interest rate derivative contracts to manage interest rate exposure related to borrowings of fixed-rate debt.  These interest rate derivative contracts were settled in the third quarter of 2013.  We do not hedge all interest rate exposure.  We reclassify gains and losses on interest rate derivative hedges out of AOCI and into earnings in those periods in which hedged interest payments occur.

The following tables provide information for DPL concerning gains or losses recognized in AOCI for the cash flow hedges for the three months ended March 31, 2015 and 2014:

	Three months ended		Three months ended
	March 31, 2015		March 31, 2014
		Interest		Interest
$ in millions (net of tax)	Power	Rate Hedge	Power	Rate Hedge

Beginning accumulated derivative gain in AOCI	$0.2	$18.3	$1.4	$19.2
Net gains / (losses) associated with current period hedging transactions	0.1	-	(12.9)	-
Net gains / (losses) reclassified to earnings
Interest expense	-	(0.1)	-	(0.3)
Revenues	(0.2)	-	6.5	-
Purchased power	0.9	-	(0.7)	-
Ending accumulated derivative gain / (loss) in AOCI	$1.0	$18.2	$(5.7)	$18.9

Portion expected to be reclassified to earnings in the next twelve months (a)	$1.1	$0.9

Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	21	0

(a)The actual amounts that we reclassify from AOCI to earnings related to power can differ from the estimate above due to market price changes.

Mark to Market Accounting

Certain derivative contracts are entered into on a regular basis as part of our risk management program but do not qualify for hedge accounting or the normal purchase and sales exceptions under FASC 815.  Accordingly, such contracts are recorded at fair value with changes in the fair value charged or credited to the Condensed Consolidated Statements of Operations in the period in which the change occurred.  This is commonly referred to as “MTM accounting.”  Contracts we enter into as part of our risk management program may be settled financially, by physical delivery, or net settled with the counterparty.  FTRs, heating oil futures, and certain forward power contracts are currently marked to market.

Certain qualifying derivative instruments have been designated as normal purchases or normal sales contracts, as provided under GAAP.  Derivative contracts that have been designated as normal purchases or normal sales under GAAP are not subject to MTM accounting and are recognized in the Condensed Consolidated Statements of Operations on an accrual basis.

Regulatory Assets and Liabilities

In accordance with regulatory accounting under GAAP, a cost or loss that is probable of recovery in future rates should be deferred as a regulatory asset and revenue or a gain that is probable of being returned to customers should be deferred as a regulatory liability.  Portions of the derivative contracts that are marked to market each reporting period and are related to the retail portion of DP&L’s load requirements are included as part of the fuel and purchased power recovery rider approved by the PUCO which began January 1, 2010.  Therefore, the Ohio retail customers’ portion of the heating oil futures is deferred as a regulatory asset or liability until the contracts settle.  If these unrealized gains and losses are no longer deemed to be probable of recovery through our rates, they will be reclassified into earnings in the period such determination is made.

The following tables present the amount and classification within the Condensed Consolidated Statements of Operations or Condensed Consolidated Balance Sheets of the gains and losses on DPL’s derivatives not designated as hedging instruments for the three months ended March 31, 2015 and 2014.

For the three months ended March 31, 2015

$ in millions	Heating Oil	FTRs	Power	Natural Gas	Total

Change in unrealized gain / (loss)	$0.1	$0.9	$(2.9)	$0.1	$(1.8)
Realized loss	(0.1)	(0.1)	(2.3)	(0.1)	(2.6)
Total	$-	$0.8	$(5.2)	$-	$(4.4)

Recorded in Income Statement: gain / (loss)
Purchased power	-	0.8	(4.9)	-	(4.1)
Revenue	-	-	(0.3)	-	(0.3)
Total	$-	$0.8	$(5.2)	$-	$(4.4)

For the three months ended March 31, 2014

$ in millions	Heating Oil	FTRs	Power	Total

Change in unrealized loss	$(0.1)	$(0.3)	$(5.5)	$(5.9)
Realized gain / (loss)	0.1	-	(2.0)	(1.9)
Total	$-	$(0.3)	$(7.5)	$(7.8)

Recorded in Income Statement: loss
Purchased power	-	(0.3)	(7.5)	(7.8)
Fuel	-	-	-	-
Total	$-	$(0.3)	$(7.5)	$(7.8)

DPL has elected not to offset derivative assets and liabilities and not to offset net derivative positions against the right to reclaim cash collateral pledged (an asset) or the obligation to return cash collateral received (a liability) under derivative agreements.

The following tables summarize the derivative positions presented in the balance sheet where a right of offset exists under these arrangements and related cash collateral received or pledged.

Fair Values of Derivative Instruments
at March 31, 2015
			Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Condensed Consolidated Balance Sheets	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Balance Fair Value
Assets
Short-term derivative positions (presented in Other current assets)
Forward power contracts	Cash Flow	$5.2	$(2.5)	$-	$2.7
Forward power contracts	MTM	4.9	(3.2)	-	1.7
FTRs	MTM	0.3	-	-	0.3

Long-term derivative positions (presented in Other deferred assets)
Forward power contracts	Cash Flow	3.8	(2.7)	-	1.1
Forward power contracts	MTM	6.4	(0.6)	-	5.8
Total assets		$20.6	$(9.0)	$-	$11.6

Liabilities
Short-term derivative positions (presented in Other current liabilities)
Forward power contracts	Cash Flow	$4.1	$(2.5)	$(1.6)	$-
Forward power contracts	MTM	13.0	(3.2)	(8.8)	1.0
Heating oil	MTM	0.3	-	(0.3)	-
FTRs	MTM	-	-	-	-

Long-term derivative positions (presented in Other deferred liabilities)
Forward power contracts	Cash Flow	2.7	(2.7)	-	-
Forward power contracts	MTM	0.6	(0.6)	-	-
Total liabilities		$20.7	$(9.0)	$(10.7)	$1.0

The following table presents the fair value and balance sheet classification of DPL’s derivative instruments at December 31, 2014:

Fair Values of Derivative Instruments
at December 31, 2014
			Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Condensed Consolidated Balance Sheets	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Balance Fair Value
Assets
Short-term derivative positions (presented in Other current assets)
Forward power contracts	Cash Flow	$5.6	$(2.0)	$-	$3.6
Forward power contracts	MTM	5.5	(3.4)	-	2.1

Long-term derivative positions (presented in Other deferred assets)
Forward power contracts	Cash Flow	0.3	(0.3)	-	-
Forward power contracts	MTM	3.5	(0.9)	-	2.6
Total assets		$14.9	$(6.6)	$-	$8.3

Liabilities
Short-term derivative positions (presented in Other current liabilities)
Forward power contracts	Cash Flow	$2.1	$(2.0)	$-	$0.1
Forward power contracts	MTM	7.5	(3.4)	(4.1)	-
FTRs	MTM	0.6	-	-	0.6
Heating oil futures	MTM	0.4	-	(0.4)	-
Natural gas	MTM	0.1	-	(0.1)	-

Long-term derivative positions (presented in Other deferred liabilities)
Forward power contracts	Cash Flow	0.6	(0.3)	(0.3)	-
Forward power contracts	MTM	0.9	(0.9)	-	-
Total liabilities		$12.2	$(6.6)	$(4.9)	$0.7

The aggregate fair value of DPL’s commodity derivative instruments that were in a MTM loss position at March 31, 2015 was $20.7 million.  $10.7 million of collateral posted directly with third parties and in a broker margin account which offsets our loss positions on the forward contracts.  This liability position is further offset by the asset position of counterparties with master netting agreements of $9.0 million.  Since our debt is below investment grade, we could have to post collateral for the remaining $1.0 million.

Note 10 – Derivative Instruments and Hedging Activities

In the normal course of business, DPL enters into various financial instruments, including derivative financial instruments.  We use derivatives principally to manage the risk of changes in market prices for commodities and interest rate risk associated with our long-term debt.  The derivatives that we use to economically hedge these risks are governed by our risk management policies for forward and futures contracts.  Our net positions are continually assessed within our structured hedging programs to determine whether new or offsetting transactions are required.  The objective of the hedging program is to mitigate financial risks while ensuring that we have adequate resources to meet our requirements.  We monitor and value derivative positions monthly as part of our risk management processes.  We use published sources for pricing, when possible, to mark positions to market.  All of our derivative instruments are used for risk management purposes and are designated as cash flow hedges or not designated as hedges for accounting purposes, which we refer to as mark to market.

At December 31, 2014,  DPL had the following outstanding derivative instruments:

Commodity	Accounting Treatment	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
FTRs	Mark to Market	MWh	10.5	-	10.5
Heating Oil Futures	Mark to Market	Gallons	378.0	-	378.0
Natural Gas Futures	Mark to Market	Dths	200.0	-	200.0
Forward Power Contracts	Cash Flow Hedge	MWh	175.0	(2,991.0)	(2,816.0)
Forward Power Contracts	Mark to Market	MWh	1,725.2	(2,707.8)	(982.6)

At December 31, 2013,  DPL had the following outstanding derivative instruments:

Commodity	Accounting Treatment	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
FTRs	Mark to Market	MWh	7.1	-	7.1
Heating Oil Futures	Mark to Market	Gallons	1,428.0	-	1,428.0
Forward Power Contracts	Cash Flow Hedge	MWh	140.4	(4,705.7)	(4,565.3)
Forward Power Contracts	Mark to Market	MWh	3,177.8	(2,883.1)	294.7

Cash Flow Hedges

As part of our risk management processes, we identify the relationships between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions.  The fair values of cash flow hedges determined by current public market prices will continue to fluctuate with changes in market prices up to contract expiration.  The effective portion of the hedging transaction is recognized in AOCI and transferred to earnings using specific identification of each contract when the forecasted hedged transaction takes place or when the forecasted hedged transaction is probable of not occurring.  The ineffective portion of the cash flow hedge is recognized in earnings in the current period.  All risk components were taken into account to determine the hedge effectiveness of the cash flow hedges.

We enter into forward power contracts to manage commodity price risk exposure related to our generation of electricity and our sale of retail power to third parties through our subsidiary DPLER.  We do not hedge all commodity price risk.  We reclassify gains and losses on forward power contracts from AOCI into earnings in those periods in which the contracts settle.

We also entered into interest rate derivative contracts to manage interest rate exposure related to anticipated borrowings of fixed-rate debt.  These interest rate derivative contracts were settled in the third quarter of 2013.  We do not hedge all interest rate exposure.  We reclassify gains and losses on interest rate derivative hedges out of AOCI and into earnings in those periods in which hedged interest payments occur.

The following table provides information for DPL concerning gains or losses recognized in AOCI for the cash flow hedges:

	Year ended December 31, 2014		Year ended December 31, 2013		Year ended December 31, 2012
$ in millions (net of tax)	Power	Interest Rate Hedges	Power	Interest Rate Hedges	Power	Interest Rate Hedges
Beginning accumulated derivative gain / (loss) in AOCI	$1.4	$19.2	$(3.0)	$0.5	$0.3	$(0.8)

Net gains / (losses) associated with current period hedging transactions	(19.0)	-	1.0	18.7	(2.6)	1.1

Net gains reclassified to earnings:
Interest Expense	-	(0.9)	-	-	-	0.2
Revenues	18.3	-	2.1	-	(0.7)	-
Purchased Power	(0.5)	-	1.3	-	-	-
Ending accumulated derivative gain / (loss) in AOCI	$0.2	$18.3	$1.4	$19.2	$(3.0)	$0.5

Net gains / (losses) associated with the ineffective portion of the hedging transaction
Interest Expense	$-	$-	$-	$0.8	$-	$0.2

Portion expected to be reclassified to earnings in the next twelve months (a)	$3.5	$(0.9)

Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	24	0

(a)The actual amounts that we reclassify from AOCI to earnings related to power can differ from the estimate above due to market price changes.

Mark to Market Accounting

Certain derivative contracts are entered into on a regular basis as part of our risk management program but do not qualify for hedge accounting or the normal purchases and sales exceptions under FASC 815.  Accordingly, such contracts are recorded at fair value with changes in the fair value charged or credited to the consolidated statements of results of operations in the period in which the change occurred.  This is commonly referred to as “MTM accounting.”  Contracts we enter into as part of our risk management program may be settled financially, by physical delivery or net settled with the counterparty.  We mark to market FTRs, heating oil futures and certain forward power contracts.

Certain qualifying derivative instruments have been designated as normal purchases or normal sales contracts, as provided under GAAP.  Derivative contracts that have been designated as normal purchases or normal sales under GAAP are not subject to MTM accounting treatment and are recognized in the consolidated statements of results of operations on an accrual basis.

Regulatory Assets and Liabilities

In accordance with regulatory accounting under GAAP, a cost that is probable of recovery in future rates should be deferred as a regulatory asset and a gain that is probable of being returned to customers should be deferred as a regulatory liability.  Portions of the derivative contracts that are marked to market each reporting period and are related to the retail portion of DP&L’s load requirements are included as part of the fuel and purchased power recovery rider approved by the PUCO which began January 1, 2010.  Therefore, the Ohio retail customers’ portion of the heating oil futures are deferred as a regulatory asset or liability until the contracts settle.  If these unrealized gains and losses are no longer deemed to be probable of recovery through our rates, they will be reclassified into earnings in the period such determination is made.

The following tables show the amount and classification within the consolidated statements of results of operations or balance sheets of the gains and losses on DPL’s derivatives not designated as hedging instruments for the years ended December 31, 2014,  2013 and 2012:

Year ended December 31, 2014
$ in millions	Heating Oil	FTRs	Power	Natural Gas	Total
Derivatives not designated as hedging instruments
Change in unrealized loss	$(0.6)	$(0.8)	$(1.5)	$(0.1)	(3.0)
Realized gain / (loss)	(0.1)	0.7	(3.6)	(0.1)	(3.1)
Total	$(0.7)	$(0.1)	$(5.1)	$(0.2)	(6.1)

Recorded on Balance Sheet:
Regulatory asset	$(0.1)	$-	$-	$-	$(0.1)

Recorded in Income Statement: gain / (loss)
Purchased Power	-	(0.1)	(5.1)	(0.2)	(5.4)
Fuel	(0.6)	-	-	-	(0.6)
Total	$(0.7)	$(0.1)	$(5.1)	$(0.2)	(6.1)

Year ended December 31, 2013
$ in millions	Heating Oil	FTRs	Power	Total
Derivatives not designated as hedging instruments
Change in unrealized gain	$-	$0.3	$0.6	$0.9
Realized gain	0.1	1.2	1.1	2.4
Total	$0.1	$1.5	$1.7	$3.3

Recorded in Income Statement: gain / (loss)
Revenue	$-	$-	$-	$-
Purchased Power	-	1.5	1.7	3.2
Fuel	0.1	-	-	0.1
O&M	-	-	-	-
Total	$0.1	$1.5	$1.7	$3.3

Year ended December 31, 2012
$ in millions	NYMEX Coal	Heating Oil	FTRs	Power	Total
Derivatives not designated as hedging instruments
Change in unrealized gain / (loss)	$14.5	$(1.6)	$(0.2)	$4.3	$17.0
Realized gain / (loss)	(29.5)	1.9	0.5	(5.0)	(32.1)
Total	$(15.0)	$0.3	$0.3	$(0.7)	$(15.1)

Recorded on Balance Sheet:
Partners' share of gain	$4.2	$-	$-	$-	$4.2
Regulatory (asset) / liability	1.0	(0.6)	-	-	0.4

Recorded in Income Statement: gain / (loss)
Revenue	-	-	-	(5.1)	(5.1)
Purchased Power	-	-	0.3	4.4	4.7
Fuel	(20.2)	0.7	-	-	(19.5)
O&M	-	0.2	-	-	0.2
Total	$(15.0)	$0.3	$0.3	$(0.7)	$(15.1)

The following tables show the fair value and balance sheet classification of DPL’s derivative instruments at December 31, 2014 and 2013.

Fair Values of Derivative Instruments
December 31, 2014
			Gross Amounts Not Offset in the Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Consolidated Balance Sheets (a)	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Amount
Assets
Short-term derivative positions (presented in Other current assets)
Forward power contracts	Cash Flow	$5.6	$(2.0)	$-	$3.6
Forward power contracts	MTM	5.5	(3.4)	-	2.1

Long-term derivative positions (presented in Other deferred assets)
Forward power contracts	Cash Flow	0.3	(0.3)	-	-
Forward power contracts	MTM	3.5	(0.9)	-	2.6

Total assets		$14.9	$(6.6)	$-	$8.3

Liabilities
Short-term derivative positions (presented in Other current liabilities)
Forward power contracts	Cash Flow	$2.1	$(2.0)	$-	$0.1
Forward power contracts	MTM	7.5	(3.4)	(4.1)	-
FTRs	MTM	0.6	-	-	0.6
Heating oil futures	MTM	0.4	-	(0.4)	-
Natural gas	MTM	0.1	-	(0.1)	-

Long-term derivative positions (presented in Other deferred liabilities)
Forward power contracts	Cash Flow	0.6	(0.3)	(0.3)	-
Forward power contracts	MTM	0.9	(0.9)	-	-

Total liabilities		$12.2	$(6.6)	$(4.9)	$0.7

(a)Includes credit valuation adjustment.

As of December 31, 2014, the above table includes Forward power contracts in a short-term asset position of $11.1 million.  This table does not include a short-term asset position of $0.1 million of Forward power contracts that had been, but no longer need to be, accounted for as derivatives at fair value that are to be amortized to earnings over the remaining term of the associated forward contract.

Fair Values of Derivative Instruments
December 31, 2013
			Gross Amounts Not Offset in the Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Consolidated Balance Sheets (a)	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Amount
Assets
Short-term derivative positions (presented in Other current assets)
Forward power contracts	Cash Flow	$0.5	$(0.2)	$-	$0.3
Forward power contracts	MTM	4.9	(4.2)	-	0.7
FTRs	MTM	0.2	-	-	0.2
Heating oil futures	MTM	0.2	-	(0.2)	-

Long-term derivative positions (presented in Other deferred assets)
Forward power contracts	Cash Flow	3.0	-	(3.0)	-
Forward power contracts	MTM	5.0	(0.3)	-	4.7

Total assets		$13.8	$(4.7)	$(3.2)	$5.9

Liabilities
Short-term derivative positions (presented in Other current liabilities)
Forward power contracts	Cash Flow	$2.7	$(0.2)	$(2.3)	$0.2
Forward power contracts	MTM	6.6	(4.2)	(2.3)	0.1

Long-term derivative positions (presented in Other deferred liabilities)
Forward power contracts	MTM	1.3	(0.3)	(1.0)	-

Total liabilities		$10.6	$(4.7)	$(5.6)	$0.3

(a)Includes credit valuation adjustment.

As of December 31, 2013, this table includes Forward power contracts in a short-term asset position of $5.4 million and a long-term asset position of $8.0 million.  This table does not include a short-term asset position of $0.9 million or a long-term asset position of $0.1 million of Forward power contracts that had been, but no longer need to be, accounted for as derivatives at fair value that are to be amortized to earnings over the remaining term of the associated forward contract.

Certain of our OTC commodity derivative contracts are under master netting agreements that contain provisions that require our debt to maintain an investment grade credit rating from credit rating agencies.  Since our debt has fallen below investment grade, we are in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization of the MTM loss.  Since our debt has fallen below investment grade, some of our counterparties to the derivative instruments have requested collateralization of the MTM loss.

The aggregate fair value of DPL’s derivative instruments that are in a MTM loss position at December 31, 2014 is $12.2 million.  This amount is offset by $4.9 million of collateral posted directly with third parties and in a broker margin account which offsets our loss positions on the forward contracts.  This liability position is further offset by the asset position of counterparties with master netting agreements of $6.6 million.  Since our debt is below investment grade, we could have to post collateral for the remaining $0.7 million.